Note 18 - Fair Value of Financial Instruments: (Details) - Assets and Liabilities from Continuing Operations At Fair Value Recurring and Non-Recurring (Impaired Real Estate Assets [Member], USD $)	Sep. 30, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired real estate assets	$ 6,181,331	$ 6,508,394
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired real estate assets	$ 6,181,331	$ 6,508,394